Debt and credit facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt and credit facilities [Abstract]
Interest expense	$ 61	$ 2,082	$ 1,275
Short-term debt, interest rate range minimum	1.80%
Short-term debt, interest rate range minimum	2.20%
Receivables financing facilities, due for repayment within 4 months	$ 6,230